Share-Based Payments - Bud Apac Share-Based Compensation Program (Detail) - Budweiser APAC [Member] - Share-Based Compensation Plan [member] shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares
Disclosure Of Share Based Compensation Program [Line Items]
Share-based compensation grant date fair value | shares	8.8	4.1
Share-based compensation grant date fair value | $	$ 14	$ 13